Disposals and scrapping (Tables)	12 Months Ended
Jun. 30, 2023
Disposals and scrapping
Schedule of disposals and scrapping

		2023	2022	2021
for the year ended 30 June	Note	Rm	Rm	Rm
Property, plant and equipment[1]	17	632	3 802	7 064
Goodwill and other intangible assets		6	2	947
Equity accounted investments		—	—	370
Assets in disposal groups held for sale		12	16 586	67 662
Inventories		—	—	814
Trade and other receivables		5	—	174
Cash and cash equivalents		—	—	57
Liabilities in disposal groups held for sale		—	(6 321)	(2 577)
Long-term debt		—	—	(2 673)
Non-controlling interest		—	(3 141)	—
Long-term financial liabilities		—	—	(477)
Trade and other payables		—	—	(67)
		655	10 928	71 294
Total consideration		1 054	11 364	73 426
consideration received		799	8 484	43 214
consideration receivable at time of disposal		255	127	116
fair value of retained investment		—	2 753	—
establishment of Joint operation*		—	—	30 096
		399	436	2 132
Realisation of accumulated translation effects		251	8 024	3 388
Net profit on disposal		650	8 460	5 520
Consideration received comprising
Gas – Area A5-A offshore exploration license in Mozambique		26	—	—
Gas – Investment in Republic of Mozambique Pipeline Investment Company (Pty) Ltd (ROMPCO)		—	4 129	—
Fuels – Central Térmica De Ressano Garcia S.A (CTRG)		—	2 577	—
Gas – Canadian Montney assets		—	387	—
Chemicals America – US LCCP Base Chemicals business		—	—	29 894
Fuels & Chemicals Africa – Air separation units		—	—	8 051
Chemicals America – interest in Gemini HDPE LLC		—	—	3 456
Gas – Gabon oil producing assets		—	—	424
Chemicals Eurasia – ARG Investment		—	—	316
Chemicals Africa – Share in Enaex Africa		—	—	175
Other		773	1 391	898
Consideration received		799	8 484	43 214

1Refer to note 8 for detail on the scrapping of property, plant and equipment.